Derivative financial instruments - Summary of derivatives financial instruments by index (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	R$ 520,217,621	R$ 88,689,738
Derivative financial liabilities, notional amount	492,067,822	86,580,121
Derivative financial assets	4,085,004	1,692,031
Derivative financial liabilities	(3,229,236)	(991,399)
Derivative financial assets liabilities, net	855,768	700,632
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	3,955,473	3,454,728
Derivative financial liabilities, notional amount	3,420,857	3,981,304
Derivative financial assets	1,133,768	244,262
Derivative financial liabilities	(485,164)	(247,732)
Swap contract [member] | Interest [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	3,955,473	3,454,728
Derivative financial liabilities, notional amount	3,420,857	3,981,304
Derivative financial assets	1,133,768	244,262
Derivative financial liabilities	(485,164)	(247,732)
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	1,857,542	809,202
Derivative financial liabilities, notional amount	164,209	19,142
Derivative financial assets	187,392	573,963
Derivative financial liabilities	(2,480)	(17,170)
Forward contract [member] | Foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	1,710,648	239,478
Derivative financial liabilities, notional amount	162,551	2,234
Derivative financial assets	40,499	4,239
Derivative financial liabilities	(822)	(262)
Forward contract [member] | Shares [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		342,681
Derivative financial liabilities, notional amount	1,658	16,908
Derivative financial assets		342,681
Derivative financial liabilities	(1,658)	(16,908)
Forward contract [member] | Interest [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	146,893	227,043
Derivative financial assets	146,893	227,043
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	15,920,584	5,679,425
Derivative financial assets	21,809	6,599
Futures contract [member] | Foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	965	5,679,425
Derivative financial assets	329	6,599
Futures contract [member] | Interest [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	15,919,619
Derivative financial assets	21,480
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	498,484,022	78,746,383
Derivative financial liabilities, notional amount	488,482,756	82,579,675
Derivative financial assets	2,742,035	867,207
Derivative financial liabilities	(2,741,592)	(726,497)
Option contract [member] | Foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	37,500	1,734,063
Derivative financial liabilities, notional amount	37,500	2,059,104
Derivative financial assets	82,369	115,570
Derivative financial liabilities	(94,612)	(171,918)
Option contract [member] | Shares [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	1,770,220	5,500,627
Derivative financial liabilities, notional amount	2,511,960	3,245,796
Derivative financial assets	210,448	365,631
Derivative financial liabilities	(229,291)	(172,748)
Option contract [member] | Commodities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		213
Derivative financial liabilities, notional amount		130
Derivative financial assets		1,582
Derivative financial liabilities		(1,391)
Option contract [member] | Interest [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	496,676,302	71,511,480
Derivative financial liabilities, notional amount	485,933,296	77,274,645
Derivative financial assets	2,449,218	384,424
Derivative financial liabilities	R$ (2,417,689)	R$ (380,440)